Tax (Tables)	12 Months Ended
Dec. 31, 2011
Tax
Income/(loss) from continuing operations before taxes in Switzerland and foreign countries

in	2011	2010	2009

Income from continuing operations before taxes (CHF million)

Switzerland	455	1,734	2,383

Foreign	3,006	5,753	5,694

Income from continuing operations before taxes	3,461	7,487	8,077

Details of current and deferred taxes

in	2011	2010	2009

Current and deferred taxes (CHF million)

Switzerland	38	81	203

Foreign	437	243	757

Current income tax expense	475	324	960

Switzerland	(176)	(149)	87

Foreign	372	1,373	788

Deferred income tax expense	196	1,224	875

Income tax expense	671	1,548	1,835

Income tax expense/(benefit) on discontinued operations	0	0	(19)

Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(4)	4	0

Cumulative translation adjustment	16	32	(164)

Unrealized gains/(losses) on securities	12	(2)	16

Actuarial gains/(losses)	(172)	(82)	(116)

Net prior service credit/(cost)	105	3	15

Share-based compensation and treasury shares	256	(671)	(176)

Reconciliation of taxes computed at the Swiss statutory rate

in	2011	2010	2009

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	761	1,647	1,777

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(40)	519	882

Non-deductible amortization of other intangible assets and goodwill impairment	0	1	3

Other non-deductible expenses	447	623	540

Additional taxable income	8	22	71

Lower taxed income [1]	(479)	(775)	(694)

Income taxable to noncontrolling interests	(289)	(278)	313

Changes in tax law and rates	172	119	3

Changes in deferred tax valuation allowance [1]	471	54	(123)

Other [1]	(380)	(384)	(937)

Income tax expense	671	1,548	1,835

1 See explanation below.

Details of the tax effect of temporary differences

end of	2011	2010

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,262	2,239

Loans	392	602

Investment securities	1,489	1,479

Provisions	1,943	1,530

Business combinations	101	96

Derivatives	395	269

Real estate	212	200

Net operating loss carry-forwards	7,294	7,211

Other	178	143

Gross deferred tax assets before valuation allowance	14,266	13,769

Less valuation allowance	(2,690)	(2,264)

Gross deferred tax assets net of valuation allowance	11,576	11,505

Compensation and benefits	(129)	(62)

Loans	(147)	(136)

Investment securities	(1,356)	(827)

Provisions	(379)	(572)

Business combinations	(227)	(277)

Derivatives	(392)	(420)

Leasing	(58)	(66)

Real estate	(82)	(84)

Other	(296)	(56)

Gross deferred tax liabilities	(3,066)	(2,500)

Net deferred tax assets	8,510	9,005

Amounts and expiration dates of net operating loss carry-forwards

end of 2011	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	31

Due to expire within 2 to 5 years	8,331

Due to expire within 6 to 10 years	3,664

Due to expire within 11 to 20 years	8,199

Amount due to expire	20,225

Amount not due to expire	11,459

Total net operating loss carry-forwards	31,684

Movements in the valuation allowance

in	2011	2010	2009

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,264	2,799	2,976

Net changes	426	(535)	(177)

Balance at end of period	2,690	2,264	2,799

Tax benefits associated with share-based compensation

in	2011	2010	2009

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	466	539	632

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(280)	615	179

Tax benefits in respect of tax on dividend equivalent payments	2	26	0

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits

	2011	2010	2009

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	578	964	1,177

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	54	53	17

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(177)	(286)	(198)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	30	39	17

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(65)	(31)	(58)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(19)	(91)	(6)

Other (including foreign currency translation)	(28)	(70)	15

Balance at end of period	373	578	964

of which, if recognized, would affect the effective tax rate	366	554	915

Interest and penalties

in	2011	2010	2009

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(19)	(43)	(15)

Interest and penalties recognized in the consolidated balance sheets	86	209	272